UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Municipal Value Fund (NJV)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 103.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 102.6% (98.7% of Total Investments)
	Consumer Staples – 5.0% (4.8% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
$ 150	4.750%, 6/01/34	6/17 at 100.00	B2	$ 110,892
1,520	5.000%, 6/01/41	6/17 at 100.00	B2	1,125,165
1,670	Total Consumer Staples			1,236,057
	Education and Civic Organizations – 10.9% (10.4% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University	12/23 at 100.00	A+	116,613
	School of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease	6/23 at 100.00	AA–	56,761
	Revenue Bonds, Tender Option Bond Trust 3359, 18.293%, 12/15/36 (IF) (4)
900	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	9/19 at 100.00	A2	968,553
	2009A, 5.500%, 9/01/36
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
50	5.000%, 7/01/32	7/21 at 100.00	BBB+	51,133
30	5.000%, 7/01/37	7/21 at 100.00	BBB+	30,341
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	79,475
	2013D, 5.000%, 7/01/38
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A,	6/19 at 100.00	AA	1,073,570
	5.625%, 6/01/30
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	31,529
	5.000%, 12/01/30
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	100,783
	5.750%, 12/01/39 (Alternative Minimum Tax)
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	12/22 at 100.00	AA	92,396
	Bond Trust 4736, 11.987%, 12/01/23 (Alternative Minimum Tax) (IF) (4)
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.415%,	No Opt. Call	AA–	76,970
	5/01/21 (IF) (4)
2,500	Total Education and Civic Organizations			2,678,124
	Health Care – 23.5% (22.7% of Total Investments)
100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	102,835
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,	2/15 at 100.00	BBB	502,690
	Series 2005A, 5.000%, 2/15/25
105	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	109,555
	5.750%, 11/15/37
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	2,095,600
	Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB) (4)
100	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades	7/23 at 100.00	BBB	100,438
	Medical Center Obligated Group Issue, Series 2013, 5.250%, 7/01/31
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	1,006,510
	Center, Series 2006B, 5.000%, 7/01/36
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	102,846
	2007, 5.000%, 7/01/38 – AGC Insured
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	95,424
	University Hospital, Series 2013A, 5.500%, 7/01/43
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	73,121
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	826,763
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A3	88,017
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
705	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	A2	709,914
	System, Refunding Series 2006, 5.000%, 7/01/36
5,620	Total Health Care			5,813,713
	Housing/Multifamily – 4.6% (4.4% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	107,014
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	53,267
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/19 at 100.00	A+	968,670
	2009A, 4.950%, 5/01/41
1,150	Total Housing/Multifamily			1,128,951
	Housing/Single Family – 1.6% (1.6% of Total Investments)
385	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa1	396,850
	Series 2011A, 4.500%, 10/01/29
	Long-Term Care – 1.1% (1.1% of Total Investments)
160	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	141,880
	Evergreens Project, Series 2007, 5.625%, 1/01/38
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/23 at 100.00	BBB–	138,580
	Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
300	Total Long-Term Care			280,460
	Tax Obligation/General – 10.2% (9.8% of Total Investments)
100	Bloomfield Township Board of Education, Essex County, New Jersey, General Obligation Bonds,	No Opt. Call	AA–	105,916
	Series 2011, 3.000%, 9/01/16
10	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School	No Opt. Call	AA–	11,333
	Bonds, Series 2001, 5.375%, 10/01/16 – AGM Insured
255	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011, 5.000%, 11/01/14 –	No Opt. Call	AA–	263,810
	AGM Insured
50	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	51,745
	2005, 5.000%, 12/01/14 – AMBAC Insured
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	161,037
	2006, 5.000%, 12/01/15 – AMBAC Insured
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	166,043
	2007, 5.000%, 12/01/16 – AMBAC Insured
500	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	576,210
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009,	No Opt. Call	AA–	32,919
	4.000%, 2/01/17
75	Passaic County, New Jersey, General Obligation Bonds, Refunding Series 2009, 3.000%, 9/01/14 –	No Opt. Call	Aa3	76,175
	AGC Insured
50	Passaic County, New Jersey, General Obligation Bonds, Series 2004, 3.500%, 3/15/15 –	No Opt. Call	Aa3	51,753
	NPFG Insured
75	Peapack-Gladstone, New Jersey, General Obligation Bonds, General Improvements Series 2009,	No Opt. Call	Aa2	76,682
	3.000%, 12/01/14
350	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation	No Opt. Call	AA+	364,301
	Bonds, Refunding School Series 2014, 3.000%, 8/01/15 (WI/DD, Settling 2/12/14)
25	Swedesboro Woolwich Consolidated School District, Gloucester County, New Jersey, General	No Opt. Call	Aa3	25,964
	Obligation Bonds, Series 2007, 4.000%, 2/15/15 – AGM Insured
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	157,803
	Refunding Bonds, Covanta Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	179,920
	Bonds, Series 2011A, 5.000%, 6/15/41
100	Upper Freehold Township, New Jersey, General Obligation Bonds, Series 2012, 3.000%, 12/15/14	No Opt. Call	AA	102,293
100	Winslow Township, New Jersey, General Obligation Bonds, Refunding Series 2007, 5.000%,	No Opt. Call	A1	102,991
	10/01/14 – AGM Insured
2,340	Total Tax Obligation/General			2,506,895
	Tax Obligation/Limited – 28.7% (27.7% of Total Investments)
200	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	245,552
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	663,529
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
100	5.000%, 6/15/14	No Opt. Call	BBB+	101,669
250	5.000%, 6/15/25	6/22 at 100.00	BBB+	266,423
400	5.000%, 6/15/28	No Opt. Call	BBB+	418,492
700	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	719,754
	Transformation Program, Series 2008A, 5.250%, 10/01/38
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/19 at 100.00	A+	2,251,260
	Transformation Program, Series 2009A, 5.750%, 10/01/31
5,380	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A+	1,250,527
	0.000%, 12/15/39
1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	84,305
	8/01/54 – AMBAC Insured
105	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	107,230
	Series 2010A, 5.000%, 10/01/29
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,	10/19 at 100.00	BBB	983,600
	Series 2009A-1, 5.000%, 10/01/39
12,065	Total Tax Obligation/Limited			7,092,341
	Transportation – 9.1% (8.7% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A	258,573
	5.250%, 6/01/20 – NPFG Insured
250	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB	253,945
	District Project, Series 2012, 5.000%, 1/01/27
190	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	192,656
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	No Opt. Call	N/R	355,545
	7.100%, 11/01/31 (Alternative Minimum Tax) (5)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
20	6.500%, 1/01/16	No Opt. Call	A3	22,249
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	5,562
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	808,146
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	337,869
	Ninth Series 2013, 5.000%, 12/01/43
2,295	Total Transportation			2,234,545
	U.S. Guaranteed – 6.4% (6.1% of Total Investments) (6)
50	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	56,055
	6/15/16 – RAAI Insured (ETM)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
25	5.750%, 6/15/29 (Pre-refunded 6/15/14) – AGC Insured	6/14 at 100.00	Aaa	25,524
1,000	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,020,970
50	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	9/14 at 100.00	AA– (6)	51,420
	2007-T3, 5.000%, 9/01/20 (Pre-refunded 9/01/14) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (6)	16,776
70	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	78,295
240	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (6)	254,717
65	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (6)	68,986
1,515	Total U.S. Guaranteed			1,572,743
	Utilities – 1.5% (1.4% of Total Investments)
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	A	368,956
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
$ 30,140	Total Municipal Bonds (cost $23,022,374)			25,309,635

Shares	Description			Value
	COMMON STOCKS – 0.4% (0.4% of Total Investments)
	Airlines – 0.4% (0.4% of Total Investments)
$ 3,125	American Airlines Group Inc. (7)			$ 104,844
	Total Common Stocks (cost $80,554)			104,844

Shares	Description	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.9% (0.9% of Total Investments)
	Airlines – 0.9% (0.9% of Total Investments)
$ 8,698	American Airlines Group Inc. (7)	6.250%	N/R	$ 231,976
	Total Convertible Preferred Securities (cost $221,960)			231,976
	Total Long-Term Investments (cost $23,324,888)			25,646,455
	Floating Rate Obligations – (6.1)%			(1,500,000)
	Other Assets Less Liabilities – 2.2%			543,514
	Net Assets Applicable to Common Shares – 100%			$ 24,689,969

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$24,954,090	$355,545	$25,309,635
Common Stocks	104,844	—	—	104,844
Convertible Preferred Securities	231,976	—	—	231,976
Total	$336,820	$24,954,090	$355,545	$25,646,455

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	355,545
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfer into	—
Transfer out of	—
Balance at the end of period	$355,545
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of January 31, 2013	$355,545

The Level 3 security is priced on a recovery basis. Factors that may influence recovery are the market performance of equity issued by the obligor, legal treatment of equal or competing claims against the obligor, and recovery values for priority claims.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $21,711,842.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,559,771
Depreciation	(125,158)
Net unrealized appreciation (depreciation) of investments	$2,434,613

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which is to be converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock will be converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014